Director
Securities Operations

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

06037053

Cert NYS

RECD S.E.C.
JUN 2 6 2006
1086

1-8120

June 26, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, BAIRNCO CORPORATION, Rights to Purchase Series A Junior Participating Preferred Stock, $.01 par value per share, of the Registrant and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 26, 2006.

PROCESSED
JUN 2 6 2006 E
THOMSON
FINANCIAL

Sincerely,

Paras Madho